Digital assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Revaluation (loss) on digital assets through net income (loss)	$ 0	$ (625)	$ 0